Shareholder Report, Line Graph (Details) 190283_Aptus Collared Investment Opportunity ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Jul. 09, 2019	Apr. 30, 2026
Aptus Collared Investment Opportunity ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Aptus Collared Investment Opportunity ETF NAV
Accumulated Value	$ 16,349	$ 14,769	$ 12,720	$ 12,407	$ 12,190	$ 9,786	$ 10,000	$ 19,276
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	$ 20,500	$ 18,288	$ 14,909	$ 14,522	$ 14,491	$ 9,927	$ 10,000	$ 26,866